OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
Schedule of composition of other current assets

	December 31,
	2021	2020
Income receivable	$9,825	$97
Prepaid expenses	9,598	5,980
Prepaid income taxes	2,789	2,094
Other	2,812	2,246
Total other current assets	$25,024	$10,417